Waddell & Reed Advisors Funds

Supplement dated July 14, 2017 to the

Waddell & Reed Advisors Funds Statement of Additional Information

dated January 31, 2017

and as supplemented May 18, 2017

The following is inserted immediately following the “Portfolio Managers — Gustaf C. Zinn — Core Investment Fund” table on page 83 and replaces the current information for Rick Perry on page 84.

The following table provides information relating to Mr. Perry as of June 30, 2017:

Rick Perry—Continental Income Fund*

                    Bond Fund

                    Government Securities Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed**	4	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)**	$1,938.9	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Perry assumed co-investment management responsibilities for Waddell & Reed Advisors Continental Income Fund effective July 2017.
**	This data does not include Waddell & Reed Advisors Continental Income Fund, since Mr. Perry was not the portfolio manager of Waddell & Reed Advisors Continental Income Fund on June 30, 2017.

The following is inserted immediately following the “Portfolio Managers – Ownership of Securities” tables at the top of page 87 and replaces the current information for Rick Perry on page 88.

As of June 30, 2017, the dollar range of shares of the Funds beneficially owned by Mr. Perry was:

	Fund(s) Managed in Waddell & Reed Advisors Funds	Dollar Range of Fund Shares Owned	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex	Dollar Range of Shares Owned in the Fund Complex
Rick Perry[1]	Continental Income Fund	$0	$50,001 to $100,000	$50,001 to $100,000
	Bond Fund	$0	$0
	Government Securities Fund	$0	N/A

[1]	Mr. Perry assumed co-investment management responsibilities for Waddell & Reed Advisors Continental Income Fund effective July 2017.

The following is inserted immediately following the “Portfolio Managers — Ownership of Securities” deferred compensation table at the bottom of page 87.

As of June 30, 2017, the dollar range of shares deemed owned by Mr. Perry was:

Manager	Fund(s) Managed in Waddell & Reed Advisors Funds	Dollar Range of Fund Shares Deemed Owned in Fund(s) or Similarly Managed Style[1]	Dollar Range of Shares Deemed Owned in Fund Complex
Rick Perry[2]	Continental Income Fund	$0	$50,001 to $100,000
	Bond Fund	$50,001 to $100,000
	Government Securities Fund	$0

[1]	Shares deemed to be owned in any Fund or similarly managed style within the Fund Complex which is managed by the portfolio manager.
[2]	Mr. Perry assumed co-investment management responsibilities for Waddell & Reed Advisors Continental Income Fund effective July 2017.

Supplement	Statement of Additional Information	1